RESTRUCTURING COSTS - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) ft² rental_location lease	Dec. 31, 2020 USD ($) ft² rental_location
Restructuring Cost and Reserve [Line Items]
Number of properties under lease termination agreement | rental_location	5	12
Number of properties under lease termination agreement, rental area | ft²	57,469	62,113
Decrease in cash for rent expense		$ 1.9
Payment made to release all future obligations		0.4
Lease reserve	$ 2.5	3.6
Number of leases added to lease termination agreement through acquisition | lease	1
Lease cost	$ 1.0	2.0
Accrued Liabilities
Restructuring Cost and Reserve [Line Items]
Lease reserve	0.9	1.7
Other Noncurrent Liabilities
Restructuring Cost and Reserve [Line Items]
Lease reserve	$ 1.6	$ 1.9